VALUE OF IN-FORCE BUSINESS	12 Months Ended
Dec. 31, 2020
Disclosure of value of in-force business [Abstract]
VALUE OF IN-FORCE BUSINESS
NOTE 23: VALUE OF IN-FORCE BUSINESS
Key assumptions
The impact of reasonably possible changes in the key assumptions made in respect of the Group's life insurance business, which include the impact on the value of in-force business, are disclosed in note 31.
The principal features of the methodology and process used for determining key assumptions used in the calculation of the value of in-force business are set out below:
Economic assumptions
Each cash flow is valued using the discount rate consistent with that applied to such a cash flow in the capital markets. In practice, to achieve the same result, where the cash flows are either independent of or move linearly with market movements, a method has been applied known as the ‘certainty equivalent’ approach whereby it is assumed that all assets earn a risk-free rate and all cash flows are discounted at a risk-free rate. The certainty equivalent approach covers all investment assets relating to insurance and participating investment contracts, other than the annuity business (where an illiquidity premium is included, see below).
A market-consistent approach has been adopted for the valuation of financial options and guarantees, using a stochastic option pricing technique calibrated to be consistent with the market price of relevant options at each valuation date. Further information on options and guarantees can be found in note 30.
The liabilities in respect of the Group’s UK annuity business are matched by a portfolio of fixed interest securities, including a large proportion of corporate bonds and illiquid loan assets. The value of the in-force business asset for UK annuity business has been calculated after taking into account an estimate of the market premium for illiquidity in respect of corporate bond holdings and relevant illiquid loan assets. In determining the market premium for illiquidity, a range of inputs are considered which reflect actual asset allocation and relevant observable market data. The illiquidity premium is estimated to be 77 basis points at 31 December 2020 (31 December 2019: 91 basis points).
The risk-free rate is derived from the relevant swap curve with a deduction for credit risk.
The table below shows the resulting range of yields and other key assumptions at 31 December:

	2020	2019
	%	%
Risk-free rate (value of in-force non-annuity business)[1]	(0.36) to 3.75	0.00 to 3.90
Risk-free rate (value of in-force annuity business)[1]	0.41 to 4.53	0.91 to 4.81
Risk-free rate (financial options and guarantees)[1]	(0.36) to 3.75	0.00 to 3.90
Retail price inflation	3.00	3.11
Expense inflation	3.30	3.41
1All risk-free rates are quoted as the range of rates implied by the relevant forward swap curve.
Non-market risk
An allowance for non-market risk is made through the choice of best estimate assumptions based upon experience, which generally will give the mean expected financial outcome for shareholders and hence no further allowance for non-market risk is required. However, in the case of operational risk, reinsurer default and the with-profit funds these can be asymmetric in the range of potential outcomes for which an explicit allowance is made.
Non-economic assumptions
Future mortality, morbidity, expenses, lapse and paid-up rate assumptions are reviewed each year and are based on an analysis of past experience and on management’s view of future experience. Further information on these assumptions is given in note 30 and the effect of changes in key assumptions is given in note 31.
The gross value of in-force business asset in the consolidated balance sheet is as follows:

	2020	2019
	£m	£m
Acquired value of in-force non-participating investment contracts	221	247
Value of in-force insurance and participating investment contracts	5,396	5,311
Total value of in-force business	5,617	5,558
The movement in the acquired value of in-force non-participating investment contracts over the year is as follows:

	2020	2019
	£m	£m
At 1 January	247	271
Acquisition of business	—	6
Amortisation (note 11)	(26)	(30)
At 31 December	221	247
The acquired value of in-force non-participating investment contracts includes £134 million (2019: £150 million) in relation to OEIC business.
Movement in value of in-force business
The movement in the value of in-force insurance and participating investment contracts over the year is as follows:

	2020	2019
	£m	£m
At 1 January	5,311	4,491
Exchange and other adjustments	9	(5)
Movements in the year:
New business	361	696
Existing business:
Expected return	(297)	(274)
Experience variances	(82)	(43)
Assumption changes	141	102
Economic variance	(47)	344
Movement in the value of in-force business (note 9)	76	825
At 31 December	5,396	5,311
This breakdown shows the movement in the value of in-force business only, and does not represent the full contribution that each item in the breakdown makes to profit before tax. This will also contain changes in the other assets and liabilities of the relevant businesses, including the effects of changes in assumptions used to value the liabilities. The presentation of economic variance includes the impact of financial market conditions being different at the end of the year from those included in assumptions used to calculate new and existing business returns.